COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $1,677,533, $1,626,155 and $2,828,343 for the years ended December 31, 2013, 2014 and 2015, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2015 were as follows:

Twelve-month period ending December 31,

2016	$2,598,819
2017	$2,485,605
2018	$2,559,278
2019	$2,435,197
2020	$2,611,972
Over 5 years	$27,720
$12,718,591

b)	Purchase commitments

	At December 31,
	2013	2014	2015
	$	$	$
Commitments to purchase property, plant and equipment (1)	13,356,755	8,028,764	4,619,772
Commitments to purchase silicon raw materials (2)	845,131,131	464,634,744	-
	858,487,886	472,663,508	4,619,772

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2016	$4,619,772
Total	$4,619,772

(2)	As of December 31, 2015, there is no future payment required for silicon raw materials.